Portfolio of Investments September 30, 2025
Global Infrastructure
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
487722624 COMMON STOCKS - 98.8%
AUSTRALIA - 4.9%
834,888 Atlas Arteria Ltd $ 2,711,220
540,009 Cleanaway Waste Management Ltd 988,756
90,027 (a) NEXTDC Ltd 1,009,987
2,530,063 Qube Holdings Ltd 6,871,732
1,353,997 Transurban Group 12,353,669
TOTAL AUSTRALIA 23,935,364
BRAZIL - 0.4%
599,034 Rumo SA 1,797,468
TOTAL BRAZIL 1,797,468
CANADA - 5.6%
124,000 (a),(b) AltaGas Ltd 3,820,593
11,421 Canadian National Railway Co 1,077,022
241,298 Enbridge Inc 12,175,897
141,833 Pembina Pipeline Corp 5,734,672
88,029 TC Energy Corp 4,786,344
TOTAL CANADA 27,594,528
FRANCE - 4.1%
44,718 Aeroports de Paris SA 5,924,220
126,217 Engie SA 2,713,227
297,584 Getlink SE 5,487,285
125,700 Veolia Environnement SA 4,286,622
14,125 Vinci SA 1,962,979
TOTAL FRANCE 20,374,333
GERMANY - 2.9%
295,038 E.ON SE 5,557,181
69,586 (a) Fraport AG Frankfurt Airport Services Worldwide 6,022,118
60,301 RWE AG 2,682,110
TOTAL GERMANY 14,261,409
INDIA - 0.2%
362,371 Power Grid Corp of India Ltd 1,143,258
TOTAL INDIA 1,143,258
ITALY - 2.6%
1,220,838 Enel SpA 11,569,320
121,713 Infrastrutture Wireless Italiane SpA 1,430,303
TOTAL ITALY 12,999,623
JAPAN - 0.7%
312,159 (a) Tokyo Metro Co Ltd 3,577,737
TOTAL JAPAN 3,577,737
MEXICO - 4.7%
33,943 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 3,525,660
34,848 Grupo Aeroportuario del Pacifico SAB de CV, ADR 8,265,597
35,288 Grupo Aeroportuario del Sureste SAB de CV, ADR 11,409,669
TOTAL MEXICO 23,200,926
NEW ZEALAND - 1.7%
1,302,157 Auckland International Airport Ltd 5,952,181
338,076 Infratil Ltd 2,423,057
TOTAL NEW ZEALAND 8,375,238
PHILIPPINES - 0.6%
338,535 International Container Terminal Services Inc 2,745,488
TOTAL PHILIPPINES 2,745,488
SINGAPORE - 1.3%
3,539,287 (a) NTT DC REIT 3,539,287
640,978 Sembcorp Industries Ltd 2,994,777
TOTAL SINGAPORE 6,534,064

Portfolio of Investments September 30, 2025
(continued)
Global Infrastructure

SHARES DESCRIPTION VALUE
SPAIN - 7.7%
678,486 (a),(c) Aena SME SA $ 18,549,339
119,051 (c) Cellnex Telecom SA 4,123,621
728,183 Iberdrola SA 13,784,022
85,174 Redeia Corp SA 1,644,513
TOTAL SPAIN 38,101,495
SWITZERLAND - 0.7%
11,158 Flughafen Zurich AG 3,416,459
TOTAL SWITZERLAND 3,416,459
UNITED KINGDOM - 3.7%
691,659 National Grid PLC 9,938,213
24,997 (b) National Grid PLC, Sponsored ADR 1,816,532
84,396 Severn Trent PLC 2,942,595
143,103 SSE PLC 3,356,580
TOTAL UNITED KINGDOM 18,053,920
UNITED STATES - 57.0%
83,494 Alliant Energy Corp 5,628,331
76,636 Ameren Corp 7,999,266
33,901 (a) Casella Waste Systems Inc, Class A 3,216,527
335,215 CenterPoint Energy Inc 13,006,342
50,497 Cheniere Energy Inc 11,865,785
20,093 CMS Energy Corp 1,472,013
10,874 Constellation Energy Corp 3,578,307
67,548 Crown Castle Inc 6,517,707
107,395 CSX Corp 3,813,597
14,931 Digital Realty Trust Inc 2,581,271
45,760 Dominion Energy Inc 2,799,139
27,355 DT Midstream Inc 3,092,756
344,369 Energy Transfer LP 5,909,372
234,839 Entergy Corp 21,884,646
133,963 Evergy Inc 10,183,867
11,280 Eversource Energy 802,459
35,006 Ferrovial SE 2,010,755
44,413 GFL Environmental Inc 2,104,288
9,935 IDACORP Inc 1,312,910
244,932 Kinder Morgan Inc 6,934,025
306,171 NextEra Energy Inc 23,112,849
243,001 NiSource Inc 10,521,943
20,738 Norfolk Southern Corp 6,229,903
31,754 NRG Energy Inc 5,142,560
109,912 ONEOK Inc 8,020,279
265,443 PG&E Corp 4,002,880
197,626 (a) PPL Corp 7,343,782
29,662 Republic Services Inc 6,806,836
161,054 Sempra 14,491,639
24,800 Targa Resources Corp 4,154,992
14,849 Union Pacific Corp 3,509,858
27,910 Vistra Corp 5,468,127
25,278 Waste Connections Inc 4,443,872
69,239 Waste Management Inc 15,290,048
84,715 WEC Energy Group Inc 9,707,492
255,890 Williams Cos Inc/The 16,210,632
253,444 Xcel Energy Inc 20,440,259
TOTAL UNITED STATES 281,611,314
TOTAL COMMON STOCKS
(Cost $354,848,305) 487,722,624

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
SHARES DESCRIPTION VALUE
1,522,804 EXCHANGE-TRADED FUNDS - 0.3%
313,003
3i Infrastructure PLC
$ 1,522,804
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,241,658) 1,522,804
TOTAL LONG-TERM INVESTMENTS
(Cost $356,089,963) 489,245,428
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
2,436,837 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
4.180%(e) 2,436,837
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,436,837) 2,436,837
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
3326790 REPURCHASE AGREEMENTS - 0.7%
$ 101,790 (f) Fixed Income Clearing Corporation 1 .260 10/01/25 101,790
3,225,000 (g) Fixed Income Clearing Corporation 4 .150 10/01/25 3,225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,326,790) 3,326,790
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,326,790) 3,326,790
TOTAL INVESTMENTS (Cost $361,853,590) - 100.3% 495,009,055
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (1,576,435)
NET ASSETS - 100% $ 493,432,620
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $22,672,960 or 4.6% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,318,433.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $101,794 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $103,911.
(g) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $3,225,372 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 12/31/30, valued at $3,289,672.

Portfolio of Investments September 30, 2025
(continued)
Global Infrastructure

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 337,549,300 $ 150,173,324 $ – $ 487,722,624
Exchange-Traded Funds – 1,522,804 – 1,522,804
Investments Purchased with Collateral from Securities
Lending 2,436,837 – – 2,436,837
Short-Term Investments:
Repurchase Agreements – 3,326,790 – 3,326,790
Total $ 339,986,137 $ 155,022,918 $ – $ 495,009,055

Portfolio of Investments September 30, 2025
Real Estate Securities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
848769991 COMMON STOCKS - 98.9% 848769991
DATA CENTER REITS - 10.8%
222,921 Digital Realty Trust Inc $ 38,538,582
68,970 Equinix Inc 54,020,063
TOTAL DATA CENTER REITS 92,558,645
DIVERSIFIED REITS - 2.6%
487,465 Broadstone Net Lease Inc 8,711,000
332,558 Essential Properties Realty Trust Inc 9,896,926
291,889 (a) GO Residential Real Estate Investment Trust 3,692,396
TOTAL DIVERSIFIED REITS 22,300,322
HEALTH CARE FACILITIES - 0.6%
367,232 Chartwell Retirement Residences 5,324,956
TOTAL HEALTH CARE FACILITIES 5,324,956
HEALTH CARE REITS - 17.9%
588,703 CareTrust REIT Inc 20,416,220
205,368 Healthpeak Properties Inc 3,932,797
55,033 Omega Healthcare Investors Inc 2,323,493
510,854 Sabra Health Care REIT Inc 9,522,319
508,259 Ventas Inc 35,573,047
456,964 Welltower Inc 81,403,567
TOTAL HEALTH CARE REITS 153,171,443
HOTEL & RESORT REITS - 0.3%
25,962 Ryman Hospitality Properties Inc 2,325,936
TOTAL HOTEL & RESORT REITS 2,325,936
HOTELS, RESORTS & CRUISE LINES - 0.8%
26,901 Marriott International Inc/MD, Class A 7,006,097
TOTAL HOTELS, RESORTS & CRUISE LINES 7,006,097
INDUSTRIAL REITS - 13.1%
138,274 EastGroup Properties Inc 23,404,257
145,550 First Industrial Realty Trust Inc 7,491,459
180,638 Lineage Inc 6,979,852
584,757 Prologis Inc 66,966,372
26,985 STAG Industrial Inc 952,301
120,339 Terreno Realty Corp 6,829,238
TOTAL INDUSTRIAL REITS 112,623,479
MULTI-FAMILY RESIDENTIAL REITS - 7.5%
73,409 AvalonBay Communities Inc 14,180,417
26,753 Camden Property Trust 2,856,685
368,859 Equity Residential 23,876,243
50,254 Essex Property Trust Inc 13,450,986
12,086 Mid-America Apartment Communities Inc 1,688,777
114,302 UDR Inc 4,258,893
293,830 Veris Residential Inc 4,466,216
TOTAL MULTI-FAMILY RESIDENTIAL REITS 64,778,217
OFFICE REITS - 3.3%
291,591 COPT Defense Properties 8,473,634
31,449 Cousins Properties Inc 910,134
733,817 Empire State Realty Trust Inc, Class A 5,621,038
149,319 Highwoods Properties Inc 4,751,331
131,386 SL Green Realty Corp 7,858,197
TOTAL OFFICE REITS 27,614,334
OTHER SPECIALIZED REITS - 7.2%
111,631 Four Corners Property Trust Inc 2,723,796
360,498 Gaming and Leisure Properties Inc 16,802,812
299,412 Iron Mountain Inc 30,522,059
38,207 Lamar Advertising Co, Class A 4,677,301
202,081 VICI Properties Inc 6,589,861
TOTAL OTHER SPECIALIZED REITS 61,315,829

Portfolio of Investments September 30, 2025
(continued)
Real Estate Securities

SHARES DESCRIPTION VALUE
REAL ESTATE SERVICES - 0.6%
31,846 (a) CBRE Group Inc, Class A $ 5,017,656
422 (a) Jones Lang LaSalle Inc 125,874
TOTAL REAL ESTATE SERVICES 5,143,530
RETAIL REITS - 14.9%
256,015 Acadia Realty Trust 5,158,702
330,676 Agree Realty Corp 23,491,223
129,990 Brixmor Property Group Inc 3,598,123
358,809 Curbline Properties Corp 8,001,441
898,519 Kimco Realty Corp 19,632,640
178,861 Macerich Co/The 3,255,270
238,603 NETSTREIT Corp 4,309,170
163,596 NNN REIT Inc 6,964,282
151,919 Realty Income Corp 9,235,156
104,361 Regency Centers Corp 7,607,917
158,310 Simon Property Group Inc 29,710,038
187,925 SITE Centers Corp 1,693,204
236,130 Urban Edge Properties 4,833,581
TOTAL RETAIL REITS 127,490,747
SELF-STORAGE REITS - 7.1%
67,056 CubeSmart 2,726,497
184,538 Extra Space Storage Inc 26,008,786
107,813 Public Storage 31,141,785
46,653 (a) Smartstop Self Storage REIT Inc 1,756,019
TOTAL SELF-STORAGE REITS 61,633,087
SINGLE-FAMILY RESIDENTIAL REITS - 6.3%
150,325 American Homes 4 Rent, Class A 4,998,306
118,232 Equity LifeStyle Properties Inc 7,176,682
908,135 Invitation Homes Inc 26,635,600
121,322 Sun Communities Inc 15,650,538
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 54,461,126
TELECOM TOWER REITS - 5.8%
126,626 American Tower Corp 24,352,712
269,861 Crown Castle Inc 26,038,888
TOTAL TELECOM TOWER REITS 50,391,600
TIMBER REITS - 0.1%
23,762 (a) Rayonier Inc 630,643
TOTAL TIMBER REITS 630,643
TOTAL COMMON STOCKS
(Cost $598,570,658) 848,769,991
TOTAL LONG-TERM INVESTMENTS
(Cost $598,570,658) 848,769,991
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
7511236 REPURCHASE AGREEMENTS - 0.9% 7511236
$ 7,275,000 (b) Fixed Income Clearing Corporation 4 .150% 10/01/25 7,275,000
236,236 (c) Fixed Income Clearing Corporation 1 .260 10/01/25 236,236
TOTAL REPURCHASE AGREEMENTS
(Cost $7,511,236) 7,511,236
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,511,236) 7,511,236
TOTAL INVESTMENTS - 99.8%
(Cost $606,081,894) 856,281,227
OTHER ASSETS & LIABILITIES, NET -  0.2% 1,508,068
NET ASSETS - 100% $ 857,789,295
REIT Real Estate Investment Trust

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $7,275,839 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $7,420,530.
(c) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $236,245 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $241,098.
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 848,769,991 $ – $ – $ 848,769,991
Short-Term Investments:
Repurchase Agreements – 7,511,236 – 7,511,236
Total $ 848,769,991 $ 7,511,236 $ – $ 856,281,227

Portfolio of Investments September 30, 2025
Real Asset Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
ASSET-BACKED SECURITIES - 0.1% –
$ 1,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, Series 2025
BTR1, (TSFR1M + 1.925%)
6.060% 01/20/41 $ 1,001,111
TOTAL ASSET-BACKED SECURITIES
(Cost $997,554) 1,001,111
SHARES DESCRIPTION VALUE
565750380 COMMON STOCKS - 49.6% 565750380
CAPITAL GOODS - 0.4%
31,291 Vinci SA 4,348,573
TOTAL CAPITAL GOODS 4,348,573
ENERGY - 7.1%
244,480 Enbridge Inc 12,336,461
1,027,028 Energy Transfer LP 17,623,800
147,523 Enterprise Products Partners LP 4,613,044
57,929 Gibson Energy Inc 1,076,829
312,902 Kinder Morgan Inc 8,858,256
144,994 MPLX LP 7,242,450
115,646 ONEOK Inc 8,438,689
195,470 Pembina Pipeline Corp 7,903,353
280,272 Plains All American Pipeline LP 4,781,440
79,035 TC Energy Corp 4,297,319
51,136 Williams Cos Inc/The 3,239,466
TOTAL ENERGY 80,411,107
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 23.8%
157,338 Acadia Realty Trust 3,170,361
16,641 Aedifica SA 1,235,459
5,063 Agree Realty Corp 359,676
239,891 Apple Hospitality REIT Inc 2,881,091
230,591 Armada Hoffler Properties Inc 1,616,443
250,585 British Land Co PLC/The 1,178,235
28,571 Brixmor Property Group Inc 790,845
704,731 Broadstone Net Lease Inc 12,593,543
1,076,381 CapitaLand Ascendas REIT 2,329,280
1,548,334 CapitaLand Integrated Commercial Trust 2,749,755
138,752 (c) Carmila SA 2,868,878
44,121 Centerspace 2,598,727
197,011 Charter Hall Long Wale REIT 572,859
558,861 Charter Hall Retail REIT 1,523,366
163,604 Community Healthcare Trust Inc 2,503,141
51,157 COPT Defense Properties 1,486,622
33,752 Cousins Properties Inc 976,783
181,002 Crombie Real Estate Investment Trust 1,959,977
120,302 Crown Castle Inc 11,607,940
243,622 CT Real Estate Investment Trust 2,839,368
63,846 CubeSmart 2,595,978
1,033 Daiwa Securities Living Investments Corp 750,210
76,080 (c) Derwent London PLC 1,789,231
500,213 Dexus 2,374,922
532,668 (c) Dream Industrial Real Estate Investment Trust 4,757,536
81,623 Equity Residential 5,283,457
36,389 Extra Space Storage Inc 5,128,666
15,840 Federal Realty Investment Trust 1,604,750
1,240,047 (b),(c) FIBRA Macquarie Mexico 2,124,808
278,744 Four Corners Property Trust Inc 6,801,354
4,011,717 Frasers Centrepoint Trust 7,216,995
268,961 Gaming and Leisure Properties Inc 12,536,272
36,239 Gecina SA 3,640,558
1,133 GLP J-Reit 1,045,775
182,874 (c) GO Residential Real Estate Investment Trust 2,313,356

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
205,254 Hammerson PLC $ 804,072
202,808 Highwoods Properties Inc 6,453,351
5,047 Invincible Investment Corp 2,301,426
1,447 Japan Metropolitan Fund Invest 1,112,975
4,087 KDX Realty Investment Corp 4,656,039
198,735 Kimco Realty Corp 4,342,360
42,312 Lamar Advertising Co, Class A 5,179,835
3,576 LaSalle Logiport REIT 3,469,366
8,748 Lineage Inc 338,023
145,043 Link REIT 745,229
3,423,417 LondonMetric Property PLC 8,387,489
561,570 LXP Industrial Trust 5,031,667
2,019,656 Mapletree Industrial Trust 3,337,021
879,410 Mapletree Logistics Trust 853,888
38,200 Mid-America Apartment Communities Inc 5,337,686
267 Mitsui Fudosan Accommodations Fund Inc 238,434
62,267 Montea NV 5,025,884
179,716 NETSTREIT Corp 3,245,671
232,665 Nexus Industrial REIT 1,288,961
55,967 NNN REIT Inc 2,382,515
6,082,513 (c) NTT DC REIT 6,082,513
286,204 Omega Healthcare Investors Inc 12,083,533
3,653 Orix JREIT Inc 2,476,870
108,961 Postal Realty Trust Inc, Class A 1,709,598
305,522 Primaris Real Estate Investment Trust 3,365,418
80,237 Realty Income Corp 4,877,607
8,190 Ryman Hospitality Properties Inc 733,742
530,330 Sabra Health Care REIT Inc 9,885,351
889,860 Scentre Group 2,400,287
67,557 (c) Segro PLC 596,936
76,638 Simon Property Group Inc 14,382,654
443,652 SITE Centers Corp 3,997,305
40,513 SL Green Realty Corp 2,423,083
16,020 (c) Smartstop Self Storage REIT Inc 602,993
26,977 STAG Industrial Inc 952,018
8,985 Star Asia Investment Corp 3,664,419
1,313,487 Tritax Big Box REIT PLC 2,560,228
152,426 UDR Inc 5,679,393
7,224 Unibail-Rodamco-Westfield 760,794
462,031 UNITE Group PLC/The 4,474,774
99,127 Warehouses De Pauw CVA 2,485,068
1,065,562 Waypoint REIT Ltd 1,902,096
17,724 Wereldhave NV 396,427
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 270,831,216
FINANCIAL SERVICES - 0.7%
102,025 Apollo Commercial Real Estate Finance Inc 1,033,513
65,628 Blackstone Mortgage Trust Inc, Class A 1,208,212
73,772 KKR Real Estate Finance Trust Inc 663,948
282,690 Starwood Property Trust Inc 5,475,705
TOTAL FINANCIAL SERVICES 8,381,378
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
807,725 Sienna Senior Living Inc 10,824,223
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,824,223
MATERIALS - 0.3%
10,539,114 Keppel Infrastructure Trust 3,799,130
TOTAL MATERIALS 3,799,130
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
774,412 Capitaland India Trust 720,411
334,367 Cibus Nordic Real Estate AB publ 6,021,831
886,446 Hongkong Land Holdings Ltd 5,611,203
3,156,702 Sirius Real Estate Ltd 4,149,924

Portfolio of Investments September 30, 2025
(continued)
Real Asset Income

SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
913,685 Swire Properties Ltd $ 2,600,458
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 19,103,827
TELECOMMUNICATION SERVICES - 0.4%
771,912 HKT Trust & HKT Ltd 1,141,287
304,533 Infrastrutture Wireless Italiane SpA 3,578,700
TOTAL TELECOMMUNICATION SERVICES 4,719,987
TRANSPORTATION - 2.5%
185,440 (b),(c) Aena SME SA 5,069,802
882,639 Atlas Arteria Ltd 2,866,288
1,269,454 Dalrymple Bay Infrastructure Ltd 3,671,967
363,018 Enav SpA 1,845,084
19,665 Grupo Aeroportuario del Pacifico SAB de CV, ADR, ADR 4,664,341
25,591 Grupo Aeroportuario del Sureste SAB de CV, ADR, ADR 8,274,338
285,545 Transurban Group 2,605,270
TOTAL TRANSPORTATION 28,997,090
UTILITIES - 11.8%
140,142 Capital Power Corp 6,580,642
250,104 CK Infrastructure Holdings Ltd 1,640,895
232,702 Clearway Energy Inc, Class A 6,266,665
217,663 Dominion Energy Inc 13,314,446
13,389 Duke Energy Corp 1,656,889
1,512,316 Enel SpA 14,331,523
186,156 Engie SA 4,001,707
17,673 Entergy Corp 1,646,947
257,077 Evergy Inc 19,542,994
12,998 Eversource Energy 924,678
119,883 Exelon Corp 5,395,934
267,881 Iberdrola SA 5,070,810
189,761 Italgas SpA 1,748,041
874,810 National Grid PLC 12,569,847
133,132 (d) National Grid PLC, Sponsored ADR, ADR 9,674,702
82,329 NextEra Energy Inc 6,215,016
80,555 (c) Northwestern Energy Group Inc 4,721,329
46,586 OGE Energy Corp 2,155,534
302,384 Pennon Group PLC 1,907,524
17,597 Pinnacle West Capital Corp 1,577,747
77,472 Redeia Corp SA 1,495,805
615,650 Snam SpA 3,696,504
36,700 SSE PLC 860,824
76,243 Veolia Environnement SA 2,600,039
41,337 WEC Energy Group Inc 4,736,807
TOTAL UTILITIES 134,333,849
TOTAL COMMON STOCKS
(Cost $495,594,368) 565,750,380
SHARES DESCRIPTION RATE VALUE
9890497 CONVERTIBLE PREFERRED SECURITIES - 0.9% 9890497
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
26,641 Kimco Realty Corp 7.250% 1,585,939
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,585,939
UTILITIES - 0.7%
17,100 NextEra Energy Inc 4.635 804,213
89,950 NextEra Energy Inc 7.299 4,485,806
76,550 PG&E Corp 6.000 3,014,539
TOTAL UTILITIES 8,304,558
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $10,078,441) 9,890,497

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
357228646 CORPORATE BONDS - 31.3% (e) 357228646
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,400,000 (b) Clarios Global LP / Clarios US Finance Co 6.750% 02/15/30 $ 1,446,214
TOTAL AUTOMOBILES & COMPONENTS 1,446,214
CAPITAL GOODS - 1.0%
3,230,000 (b) Advanced Drainage Systems Inc 6.375 06/15/30 3,287,207
1,975,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 2,042,742
610,000 (b) AmeriTex HoldCo Intermediate LLC 7.625 08/15/33 634,881
2,335,000 (b) Chart Industries Inc 7.500 01/01/30 2,430,116
1,150,000 (b) Dcli Bidco LLC 7.750 11/15/29 1,195,738
1,000,000 (b) Herc Holdings Inc 7.250 06/15/33 1,043,902
500,000 (b) Quikrete Holdings Inc 6.750 03/01/33 519,847
500,000 (b) Terex Corp 6.250 10/15/32 509,348
TOTAL CAPITAL GOODS 11,663,781
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
855,000 (b),(f) Clean Harbors Inc 5.750 10/15/33 862,469
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 862,469
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
500,000 (b) Asbury Automotive Group Inc 5.000 02/15/32 480,116
1,500,000 (b) Cougar JV Subsidiary LLC 8.000 05/15/32 1,594,797
2,000,000 (b) Kohl's Corp 10.000 06/01/30 2,174,672
1,715,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 1,680,276
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,929,861
CONSUMER SERVICES - 1.9%
EUR 600,000 (g),(h) Accor SA, Reg S 7.250 N/A 774,441
775,000 Choice Hotels International Inc 5.850 08/01/34 792,624
2,975,000 (b) Churchill Downs Inc 5.750 04/01/30 2,972,318
1,580,000 (b) Hilton Domestic Operating Co Inc 5.875 03/15/33 1,612,858
1,250,000 (b) Light & Wonder International Inc 6.250 10/01/33 1,252,125
1,990,000 (b) Marriott Ownership Resorts Inc 6.500 10/01/33 1,980,894
800,000 (b) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 689,362
2,000,000 (d) MGM Resorts International 6.500 04/15/32 2,037,588
500,000 (b),(d) Motion Bondco DAC 6.625 11/15/27 489,509
1,000,000 (b) NCL Corp Ltd 5.875 01/15/31 999,963
2,615,000 Piedmont Operating Partnership LP 9.250 07/20/28 2,903,682
1,385,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 1,411,056
590,000 (b) Vail Resorts Inc 5.625 07/15/30 593,687
1,500,000 (b) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 1,498,710
1,655,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,680,619
TOTAL CONSUMER SERVICES 21,689,436
ENERGY - 8.8%
1,500,000 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 1,493,349
2,126,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 2,128,940
2,575,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 2,641,389
2,500,000 (b) Buckeye Partners LP 6.875 07/01/29 2,590,930
1,000,000 (b) CITGO Petroleum Corp 8.375 01/15/29 1,039,192
1,270,000 (b) CNX Midstream Partners LP 4.750 04/15/30 1,217,848
700,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 759,640
500,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 495,352
2,000,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 2,033,792
1,822,000 (h) Enbridge Inc 8.500 01/15/84 2,083,849
3,187,000 (h) Enbridge Inc 5.500 07/15/77 3,170,667
2,947,000 (h) Enbridge Inc 6.250 03/01/78 2,976,986
1,268,000 (d),(h) Enbridge Inc 5.750 07/15/80 1,280,189
4,182,000 (h) Enbridge Inc 6.000 01/15/77 4,193,718
2,439,000 (h) Enbridge Inc 7.625 01/15/83 2,643,181
1,998,000 (h) Energy Transfer LP 6.750 02/15/56 1,994,399
2,278,000 (a),(d),(h) Energy Transfer LP (TSFR3M + 3.279%) 7.575 11/01/66 2,270,541
3,801,000 (g),(h) Energy Transfer LP 7.125 N/A 3,927,562
1,329,000 (g),(h) Energy Transfer LP 6.500 N/A 1,333,957
975,000 (h) Energy Transfer LP 8.000 05/15/54 1,041,906

Portfolio of Investments September 30, 2025
(continued)
Real Asset Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,444,000 (h) Energy Transfer LP 7.125% 10/01/54 $ 1,494,637
3,166,000 (h) Enterprise Products Operating LLC 5.250 08/16/77 3,162,596
4,589,000 (h) Enterprise Products Operating LLC 5.375 02/15/78 4,557,635
CAD 1,060,000 (h) Gibson Energy Inc 5.250 12/22/80 760,607
2,750,000 (b) Global Partners LP / GLP Finance Corp 8.250 01/15/32 2,900,326
840,000 (b) Harvest Midstream I LP 7.500 05/15/32 858,064
CAD 1,517,000 (h) Inter Pipeline Ltd/AB 6.625 11/19/79 1,133,286
CAD 1,380,000 (h) Keyera Corp 6.875 06/13/79 1,053,776
CAD 2,123,000 (h) Keyera Corp 5.950 03/10/81 1,570,291
2,290,000 ONEOK Inc 5.050 11/01/34 2,258,351
750,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 745,391
1,326,000 (a),(g),(h) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.583 N/A 1,327,988
700,000 (b) Rockies Express Pipeline LLC 4.800 05/15/30 683,426
300,000 (b) Rockies Express Pipeline LLC 6.750 03/15/33 313,144
1,405,000 (h) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,467,923
732,000 (h) South Bow Corp 7.500 03/01/55 777,284
1,810,000 South Bow USA Infrastructure Holdings LLC 5.584 10/01/34 1,819,728
1,500,000 (b) Sunoco LP 7.250 05/01/32 1,574,222
2,500,000 (b) Sunoco LP 6.250 07/01/33 2,544,606
1,905,000 (b),(g),(h) Sunoco LP 7.875 N/A 1,934,928
500,000 (b) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 489,211
710,000 Targa Resources Corp 6.150 03/01/29 747,994
1,550,000 Targa Resources Corp 6.125 03/15/33 1,648,362
2,885,000 (h) TransCanada PipeLines Ltd 7.590 05/15/67 2,618,108
2,275,000 (h) Transcanada Trust 5.500 09/15/79 2,253,874
572,000 (h) Transcanada Trust 5.300 03/15/77 568,669
2,345,000 (h) Transcanada Trust 5.600 03/07/82 2,323,657
2,274,000 (h) Transcanada Trust 5.875 08/15/76 2,275,371
1,250,000 (b) TransMontaigne Partners LLC 8.500 06/15/30 1,302,525
1,250,000 (b) Transocean International Ltd 8.000 02/01/27 1,248,262
570,000 (b),(f) Transocean International Ltd 7.875 10/15/32 570,000
607,143 (b) Transocean Titan Financing Ltd 8.375 02/01/28 622,080
1,550,000 (b) USA Compression Partners LP / USA Compression Finance
Corp
7.125 03/15/29 1,598,552
7,571,000 (b),(g),(h) Venture Global LNG Inc 9.000 N/A 7,503,464
765,000 (b) Venture Global Plaquemines LNG LLC 6.500 01/15/34 805,283
TOTAL ENERGY 100,831,008
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
2,535,000 Agree LP 4.800 10/01/32 2,552,235
1,225,000 Alexandria Real Estate Equities Inc 5.250 05/15/36 1,231,649
1,585,000 American Assets Trust LP 6.150 10/01/34 1,613,026
1,855,000 American Homes 4 Rent LP 5.500 02/01/34 1,914,207
1,560,000 (b) Diversified Healthcare Trust 7.250 10/15/30 1,585,474
2,335,000 Essex Portfolio LP 5.500 04/01/34 2,425,053
1,905,000 Extra Space Storage LP 5.700 04/01/28 1,967,508
1,775,000 Federal Realty OP LP 5.375 05/01/28 1,821,948
1,045,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 1,132,318
1,110,000 GLP Capital LP / GLP Financing II Inc 5.750 06/01/28 1,140,780
3,270,000 (b) Iron Mountain Inc 6.250 01/15/33 3,335,449
1,020,000 Kilroy Realty LP 6.250 01/15/36 1,054,906
1,770,000 Kite Realty Group LP 4.000 10/01/26 1,765,224
1,625,000 Kite Realty Group LP 5.500 03/01/34 1,670,879
1,255,000 (b) Lineage OP LP 5.250 07/15/30 1,272,120
1,240,000 Mid-America Apartments LP 5.300 02/15/32 1,290,282
600,000 (b) Millrose Properties Inc 6.250 09/15/32 601,568
1,500,000 (b) Millrose Properties Inc 6.375 08/01/30 1,525,485
2,665,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 2,831,728
900,000 National Health Investors Inc 5.350 02/01/33 892,724
810,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 834,211
4,415,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 4,539,019
760,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 713,743

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 1,990,000 Ventas Realty LP 5.000% 01/15/35 $ 1,990,920
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 41,702,456
FINANCIAL SERVICES - 0.9%
1,000,000 (b) Azorra Finance Ltd 7.750 04/15/30 1,052,389
425,000 (b) Azorra Finance Ltd 7.250 01/15/31 442,549
500,000 (b) Freedom Mortgage Holdings LLC 8.375 04/01/32 524,075
505,000 (b) Freedom Mortgage Holdings LLC 7.875 04/01/33 520,239
2,700,000 (b) Hunt Cos Inc 5.250 04/15/29 2,632,352
1,167,000 (h) National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 1,227,117
1,315,000 (b) Starwood Property Trust Inc 7.250 04/01/29 1,380,809
2,890,000 (b) Starwood Property Trust Inc 6.000 04/15/30 2,933,925
TOTAL FINANCIAL SERVICES 10,713,455
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,000,000 (b) CHS/Community Health Systems Inc 5.250 05/15/30 904,644
590,000 (b) Global Medical Response Inc 7.375 10/01/32 607,293
625,000 (b) LifePoint Health Inc 11.000 10/15/30 688,848
1,250,000 (b) Prime Healthcare Services Inc 9.375 09/01/29 1,300,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,500,785
MEDIA & ENTERTAINMENT - 0.6%
1,500,000 (b) Cablevision Lightpath LLC 5.625 09/15/28 1,475,512
3,500,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 3,025,970
675,000 (b) CSC Holdings LLC 5.500 04/15/27 640,662
1,370,000 (b) Directv Financing LLC 8.875 02/01/30 1,353,178
615,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 614,310
TOTAL MEDIA & ENTERTAINMENT 7,109,632
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
950,000 (b) Corp Inmobiliaria Vesta SAB de CV 5.500 01/30/33 959,975
1,250,000 (b) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,261,376
1,500,000 (d) Kennedy-Wilson Inc 5.000 03/01/31 1,395,319
1,000,000 Tenet Healthcare Corp 6.750 05/15/31 1,035,279
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,651,949
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,000,000 (b) Viasat Inc 6.500 07/15/28 977,396
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 977,396
TELECOMMUNICATION SERVICES - 1.3%
650,000 (b) Digicel International Finance Ltd / Difl US LLC 8.625 08/01/32 668,319
600,000 EchoStar Corp 10.750 11/30/29 660,102
1,000,000 (b) Level 3 Financing Inc 7.000 03/31/34 1,017,309
500,000 (b) Lumen Technologies Inc 4.500 01/15/29 455,991
1,945,000 (b) Maya SAS/Paris France 8.500 04/15/31 2,085,999
1,200,000 (b) Maya SAS/Paris France 7.000 04/15/32 1,223,765
2,095,000 (b) Sable International Finance Ltd 7.125 10/15/32 2,127,238
1,135,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,175,720
800,000 (b),(f) Windstream Services LLC 7.500 10/15/33 799,784
2,492,819 (b) Zayo Group Holdings Inc 9.250 03/09/30 2,386,874
412,218 (b) Zayo Group Holdings Inc 13.750 09/09/30 390,577
1,934,000 (b) Zegona Finance PLC 8.625 07/15/29 2,058,743
TOTAL TELECOMMUNICATION SERVICES 15,050,421
TRANSPORTATION - 0.5%
1,500,000 (b) Air Transport Services Group Inc 7.250 03/15/32 1,579,548
1,100,000 (b),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,145,127
2,305,000 (b) XPO Inc 7.125 06/01/31 2,411,680
TOTAL TRANSPORTATION 5,136,355
UTILITIES - 11.1%
1,235,000 AEP Transmission Co LLC 5.150 04/01/34 1,259,790
1,925,000 (b),(h) AES Andes SA 8.150 06/10/55 2,035,451
2,810,000 (h) AES Corp/The 6.950 07/15/55 2,757,664
3,335,000 (h) AES Corp/The 7.600 01/15/55 3,454,580
3,330,000 (h) Alliant Energy Corp 5.750 04/01/56 3,334,166
CAD 2,738,000 (h) AltaGas Ltd 7.350 08/17/82 2,067,203

Portfolio of Investments September 30, 2025
(continued)
Real Asset Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
CAD 1,285,000 (h) AltaGas Ltd 8.900% 11/10/83 $ 1,032,100
$ 3,916,000 (b),(h) AltaGas Ltd 7.200 10/15/54 4,050,761
2,775,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 2,844,183
CAD 1,328,000 (h) Capital Power Corp 7.950 09/09/82 1,056,407
3,000,000 (b) Clearway Energy Operating LLC 3.750 01/15/32 2,692,916
4,519,000 (h) CMS Energy Corp 6.500 06/01/55 4,678,742
1,270,000 (b) ContourGlobal Power Holdings SA 6.750 02/28/30 1,319,200
3,203,000 (h) Dominion Energy Inc 7.000 06/01/54 3,472,971
8,428,000 (h) Dominion Energy Inc 6.625 05/15/55 8,722,373
4,767,000 (h) Duke Energy Corp 6.450 09/01/54 5,035,277
845,000 Duke Energy Progress LLC 5.100 03/15/34 869,471
840,000 (g),(h) Edison International 5.375 N/A 815,531
1,294,000 (g),(h) Edison International 5.000 N/A 1,226,049
807,000 (h) Edison International 8.125 06/15/53 824,757
514,000 (h) Edison International 7.875 06/15/54 523,706
1,987,000 (b),(g),(h) Electricite de France SA 9.125 N/A 2,302,383
GBP 1,700,000 (g),(h) Electricite de France SA, Reg S 5.875 N/A 2,267,868
1,573,000 (h) Emera Inc 6.750 06/15/76 1,581,062
3,174,000 (h) Entergy Corp 7.125 12/01/54 3,316,509
1,463,000 (h) EUSHI Finance Inc 7.625 12/15/54 1,533,821
3,283,000 (h) Evergy Inc 6.650 06/01/55 3,362,120
4,736,000 (h) Exelon Corp 6.500 03/15/55 4,950,056
1,975,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,838,018
1,436,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 1,421,531
1,775,000 Interstate Power and Light Co 5.600 06/29/35 1,844,113
1,879,000 (d),(h) NextEra Energy Capital Holdings Inc 5.650 05/01/79 1,888,914
1,154,000 (h) NextEra Energy Capital Holdings Inc 6.750 06/15/54 1,240,240
3,894,000 (h) NextEra Energy Capital Holdings Inc 6.375 08/15/55 4,043,378
4,844,000 (h) NiSource Inc 6.950 11/30/54 5,040,831
825,000 OGE Energy Corp 5.450 05/15/29 856,931
2,010,000 (b) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 1,959,003
3,064,000 (h) PG&E Corp 7.375 03/15/55 3,147,801
1,607,000 (h) PPL Capital Funding Inc 6.928 03/30/67 1,594,577
2,490,000 (h) Sempra 6.875 10/01/54 2,580,063
4,343,000 (h) Sempra 6.400 10/01/54 4,437,634
3,097,000 (h) Sempra 6.550 04/01/55 3,164,713
1,211,000 (h) Sempra 6.375 04/01/56 1,242,786
3,250,000 (h) Southern Co/The 6.375 03/15/55 3,463,206
550,000 (b) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 530,649
3,315,000 (b) TerraForm Power Operating LLC 4.750 01/15/30 3,203,984
4,981,000 (b),(g),(h) Vistra Corp 8.875 N/A 5,472,341
1,056,000 (b),(g),(h) Vistra Corp 8.000 N/A 1,080,138
652,000 (b),(g),(h) Vistra Corp 7.000 N/A 661,956
1,815,000 (b),(d) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 1,863,504
TOTAL UTILITIES 125,963,428
TOTAL CORPORATE BONDS
(Cost $348,585,196) 357,228,646
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.6% –
2,647,343 Foresight Environmental Infrastructure Ltd 2,492,287
971,475 Greencoat UK Wind PLC/Funds 1,459,401
1,549,371 Sdcl Efficiency Income Trust PLC 1,179,402
1,257,922 Sequoia Economic Infrastructure Income Fund Ltd 1,318,538
125,597 Starwood European Real Estate Finance Ltd 146,956
TOTAL INVESTMENT COMPANIES
(Cost $8,070,532) 6,596,584

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 1.8% –
$ 1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.650% 06/15/35 $ 1,002,419
300,000 (a) BANK 2017-BNK6, Series 2017 BNK6 3.964 07/15/60 284,307
250,000 (a),(b) BMP 2024-MF23, Series 2024 MF23, (TSFR1M + 2.390%) 7.194 06/15/41 251,024
980,000 (a),(b) BX Commercial Mortgage Trust 2021-21M, Series 2021 21M,
(TSFR1M + 2.285%)
6.607 10/15/36 979,355
1,052,086 (a),(b) BX Commercial Mortgage Trust 2021-SOAR, Series 2021
SOAR, (LIBOR 1 M + 1.914%)
1.910 06/15/38 1,051,788
1,206,000 (a),(b) BX TRUST, Series 2022 AHP, (TSFR1M + 2.090%) 6.240 01/17/39 1,205,300
1,113,571 (a),(b) BX Trust 2021-SDMF, Series 2021 SDMF, (LIBOR 1 M + 1.701%) 2.911 09/15/34 1,109,250
1,000,000 (a),(b) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 3.714%) 8.036 06/15/36 1,000,011
500,000 (a),(b) BX Trust 2022-LBA6, Series 2022 LBA6, (TSFR1M + 2.000%) 4.845 01/15/39 499,922
955,585 (a),(b) BX Trust 2025-LUNR, Series 2025 LUNR, (TSFR1M + 2.000%) 6.150 06/15/40 959,850
200,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 91,000
1,000,000 (a),(b) DBGS 2024-SBL, Series 2024 SBL, (TSFR1M + 2.740%) 7.062 08/15/34 1,004,131
1,190,084 (a),(b) ELP Commercial Mortgage Trust 2021-ELP, Series 2021 ELP,
(TSFR1M + 2.233%)
6.384 11/15/38 1,190,066
1,000,000 (a),(b) GSAT Trust 2025-BMF, Series 2025 BMF, (TSFR1M + 2.500%) 6.650 07/15/40 1,003,299
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6.725 07/13/42 1,020,338
1,000,000 (a),(b) IP 2025-IP Mortgage Trust, Series 2025 IP 6.025 06/10/42 1,019,265
927,779 (a),(b) LBA Trust 2024-7IND, Series 2024 7IND, (TSFR1M + 2.641%) 6.791 10/15/41 932,190
650,000 (a),(b) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025
MHIL2, (TSFR1M + 2.650%)
6.800 09/15/40 651,239
1,000,000 (a),(b) MILE Trust 2025-STNE, Series 2025 STNE, (TSFR1M + 1.700%) 5.850 07/15/42 1,002,100
1,300,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8.480 07/15/36 882,781
400,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.980 07/15/36 318,549
1,000,000 (a),(b) SCG Commercial Mortgage Trust 2025-FLWR, Series 2025
FLWR, (TSFR1M + 1.750%)
5.900 08/15/42 1,002,444
1,050,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.241%)
6.391 11/15/41 1,055,024
1,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.292%)
6.442 07/15/37 1,004,503
535,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6.850 08/15/42 535,931
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,565,387) 21,056,086
SHARES DESCRIPTION RATE VALUE
122588924 PREFERRED STOCK - 10.8% 122588924
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.7%
309,301 Agree Realty Corp 4.250 5,613,813
154,962 American Homes 4 Rent 5.875 3,703,592
86,840 American Homes 4 Rent 6.250 2,092,844
124,131 Armada Hoffler Properties Inc 6.750 2,734,606
79,759 (d) DiamondRock Hospitality Co 8.250 2,000,356
161,695 Digital Realty Trust Inc 5.250 3,621,968
166,570 Digital Realty Trust Inc 5.200 3,639,554
147,412 Digital Realty Trust Inc 5.850 3,489,242
153,547 Federal Realty Investment Trust 5.000 3,285,906
123,052 Kimco Realty Corp 5.125 2,632,082
169,915 Kimco Realty Corp 5.250 3,758,520
16,486 LXP Industrial Trust 6.500 791,493
4,704 Mid-America Apartment Communities Inc 8.500 261,998
155,762 National Storage Affiliates Trust 6.000 3,623,024
129,124 Pebblebrook Hotel Trust 6.300 2,608,305
84,312 Pebblebrook Hotel Trust 6.375 1,677,809
103,954 Pebblebrook Hotel Trust 5.700 1,874,290
28,481 Public Storage 5.050 626,582
23,748 Public Storage 4.700 473,535
69,361 Public Storage 4.750 1,417,739

Portfolio of Investments September 30, 2025
(continued)
Real Asset Income

SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
63,214 Public Storage 4.625% $ 1,240,891
67,287 Public Storage 4.125 1,179,541
54,195 (d) Public Storage 4.000 936,490
54,552 Public Storage 4.000 931,203
71,720 Public Storage 4.875 1,498,948
45,837 Public Storage 4.100 809,023
135,428 Regency Centers Corp 5.875 3,235,375
138,411 Regency Centers Corp 6.250 3,367,540
182,003 Rexford Industrial Realty Inc 5.625 4,146,028
76,309 Rexford Industrial Realty Inc 5.875 1,778,000
21,577 RLJ Lodging Trust 1.950 544,388
74,470 Summit Hotel Properties Inc 6.250 1,445,463
40,732 Summit Hotel Properties Inc 5.875 783,683
78,370 Sunstone Hotel Investors Inc 6.125 1,669,281
100,413 Sunstone Hotel Investors Inc 5.700 2,119,718
35,129 UMH Properties Inc 6.375 795,672
152,544 Vornado Realty Trust 4.450 2,280,533
148,116 Vornado Realty Trust 5.250 2,630,540
167,733 Vornado Realty Trust 5.250 3,042,677
168,698 Vornado Realty Trust 5.400 3,004,511
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 87,366,763
FINANCIAL SERVICES - 0.1%
49,287 Brookfield Finance Inc 4.625 786,128
TOTAL FINANCIAL SERVICES 786,128
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
50,559 (d) Brookfield Property Partners LP 6.500 753,329
20,831 Brookfield Property Partners LP 6.375 313,923
66,459 Brookfield Property Partners LP 5.750 890,551
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,957,803
UTILITIES - 2.8%
49,883 BIP Bermuda Holdings I Ltd 5.125 855,493
81,264 Brookfield BRP Holdings Canada Inc 4.625 1,259,592
26,883 Brookfield Infrastructure Finance ULC 5.000 454,592
126,274 Brookfield Infrastructure Partners LP 5.125 2,227,473
41,025 Brookfield Infrastructure Partners LP 5.000 713,835
147,550 Brookfield Renewable Partners LP 5.250 2,790,170
23,707 CMS Energy Corp 5.625 582,007
39,380 CMS Energy Corp 5.875 936,456
39,358 CMS Energy Corp 5.875 950,102
59,996 DTE Energy Co 5.250 1,336,711
32,405 DTE Energy Co 4.375 599,817
38,405 DTE Energy Co 4.375 695,515
99,697 DTE Energy Co 6.250 2,531,307
88,178 Duke Energy Corp 5.750 2,205,332
74,268 Duke Energy Corp 5.625 1,855,957
68,019 Georgia Power Co 5.000 1,599,127
44,931 SCE Trust VII 7.500 1,046,892
40,585 SCE Trust VIII 6.950 883,130
101,050 Southern Co/The 4.200 1,873,467
76,650 Southern Co/The 6.500 1,976,803
47,964 Southern Co/The 4.950 1,006,285
34,881 Southern Co/The 5.250 792,496
133,025 (f) Xcel Energy Inc 6.250 3,305,671
TOTAL UTILITIES 32,478,230
TOTAL PREFERRED STOCK
(Cost $134,204,887) 122,588,924

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
31629456 VARIABLE RATE SENIOR LOAN INTERESTS - 2.8% 31629456
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,400,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.913% 01/28/32 $ 1,402,625
TOTAL AUTOMOBILES & COMPONENTS 1,402,625
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,135,000 (a) Wash Multifamily Parent Inc, Term Loan B, (TSFR1M + 3.250%) 7.442 09/10/32 2,146,113
2,017,703 (a),(i) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
7.028 03/27/28 2,018,974
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,165,087
CONSUMER SERVICES - 0.2%
1,905,794 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6.413 02/06/30 1,905,289
TOTAL CONSUMER SERVICES 1,905,289
FOOD, BEVERAGE & TOBACCO - 0.1%
870,000 (a) Sazerac Company, Inc., Term Loan B, (TSFR1M + 2.500%) 6.700 07/09/32 876,286
TOTAL FOOD, BEVERAGE & TOBACCO 876,286
MEDIA & ENTERTAINMENT - 0.5%
2,977,500 (a) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
6.541 12/15/31 2,979,644
1,292,366 (a),(i) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.650 01/18/28 1,287,268
2,000,000 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.500%)
6.691 02/17/32 1,997,140
TOTAL MEDIA & ENTERTAINMENT 6,264,052
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,336,650 (a) Hill Top Energy Center LLC, Term Loan B, (TSFR3M + 3.250%) 7.413 06/28/32 1,341,034
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,341,034
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
750,000 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8.913 12/17/29 760,144
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 760,144
TELECOMMUNICATION SERVICES - 0.3%
1,000,000 (a) GOGO Intermediate Holdings LLC, Term Loan B, (TSFR1M +
3.750%)
8.028 04/28/28 994,295
989,858 (a) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.628 04/15/30 984,913
500,000 (a) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 7.210 12/07/26 400,000
860,563 (a) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6.765 01/31/28 860,696
TOTAL TELECOMMUNICATION SERVICES 3,239,904
TRANSPORTATION - 0.4%
1,215,789 (a) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5.752 04/10/31 1,212,410
3,000,000 (a) NA Rail HoldCo. LLC, Term Loan B, (TSFR3M + 3.000%) 7.123 03/08/32 3,015,000
TOTAL TRANSPORTATION 4,227,410
UTILITIES - 0.6%
2,500,000 (a) Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%) 5.913 01/31/31 2,500,275
995,000 (a) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8.502 02/19/32 975,876
1,974,900 (a) NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%) 6.064 04/16/31 1,977,309
1,989,123 (a) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5.913 12/20/30 1,994,165
TOTAL UTILITIES 7,447,625
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $31,530,739) 31,629,456
TOTAL LONG-TERM INVESTMENTS
(Cost $1,050,627,104) 1,115,741,684
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
9,389,068 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
4.180 (k) 9,389,068
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,389,068) 9,389,068

Portfolio of Investments September 30, 2025
(continued)
Real Asset Income

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
9,975,000 REPURCHASE AGREEMENTS - 0.9% 9,975,000
$ 9,975,000 (l) Fixed Income Clearing Corporation 4.150% 10/01/25 $ 9,975,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,975,000) 9,975,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,975,000) 9,975,000
TOTAL INVESTMENTS - 99.6%
(Cost $1,069,991,172) 1,135,105,752
OTHER ASSETS & LIABILITIES, NET -  0.4% 4,233,528
NET ASSETS - 100% $ 1,139,339,280
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $196,736,442 or 17.3% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $9,017,727.
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) When-issued or delayed delivery security.
(g) Perpetual security. Maturity date is not applicable.
(h) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
14.9% of Total Investments.
(i) Portion of investment purchased on a delayed delivery basis.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $9,976,150 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $10,174,670.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (106) 12/25 $ (12,093,275) $ (12,198,281) $ (105,006)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 1,001,111 $ – $ 1,001,111
Common Stocks 407,219,962 158,530,418 – 565,750,380
Convertible Preferred Securities 9,890,497 – – 9,890,497
Corporate Bonds – 357,228,646 – 357,228,646
Investment Companies 5,278,046 1,318,538 – 6,596,584
Mortgage-Backed Securities – 21,056,086 – 21,056,086
Preferred Stock 119,283,253 3,305,671 – 122,588,924
Variable Rate Senior Loan Interests – 31,629,456 – 31,629,456
Investments Purchased with Collateral from Securities
Lending 9,389,068 – – 9,389,068
Short-Term Investments:
Repurchase Agreements – 9,975,000 – 9,975,000
Investments in Derivatives:
Futures Contracts* (105,006) – – (105,006)
Total $ 550,955,820 $ 584,044,926 $ – $ 1,135,000,746
* Represents net unrealized appreciation (depreciation).